Financial Risk Management (Details) - Market Risk [Member] - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial liabilities [line items]
Net monetary position liability	$ (22,934,097)	$ (20,188,891)
Borrowing Position [Member] | Third Parties [Member]
Disclosure of financial liabilities [line items]
Net monetary position liability	(32,842,728)	(24,264,525)
Lending Position [Member] | Related Parties [Member]
Disclosure of financial liabilities [line items]
Net monetary position liability	$ 9,908,631	$ 4,075,634